Schedule of changes in share capital and share premium (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares
Number of Shares, Outstanding, Beginning balance | shares		62,126,623	62,126,623	45,641,629
Share Capital, Outstanding, Beginning balance			₨ 838	₨ 714
Share Premium, Outstanding, Beginning balance			₨ 20,240,055	₨ 18,889,154
Number of Shares, Exercise of option (Restricted stock units and share-based payments) | shares		459,213	459,213	2,109,994
Share Capital, Exercise of option (Restricted stock units and share-based payments)			₨ 4	₨ 15
Share Premium, Exercise of option (Restricted stock units and share-based payments)			₨ 46,419	₨ 578,803
Number of Shares, Issue of ordinary shares in follow-on public offering, net of issuance costs | shares	[1]			14,375,000
Share Capital, Issue of ordinary shares in follow-on public offering, net of issuance costs	[1]			₨ 109
Share Premium, Issue of ordinary shares in follow-on public offering, net of issuance costs	[1]			₨ 772,098
Number of Shares, Outstanding, Ending balance | shares		62,585,836	62,585,836	62,126,623
Share Capital, Outstanding, Ending balance			₨ 842	₨ 838
Share Premium, Outstanding, Ending balance		$ 267,385	₨ 20,286,474	₨ 20,240,055

[1]	On June 17, 2020, the Parent Company completed a follow-on public offering in which the Parent Company offered and sold an aggregate of